Note 13 - Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes Tables
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Shares	Weighted Average Grant Due Fair Value *
Non-vested restricted stock units at October 1, 2013	124,364	$472,000

Vested	(57,790)	253,000
Forfeited	(8,784)	39,000
Non-Vested restricted stock units at September 30, 2014	57,790	253,000

Vested	(55,670)	199,000
Forfeited	(2,120)	5,000
Non-vested restricted stock units at September 30, 2015	—	$—

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Exercise Price Per Share	Weighted Average Grant- Date Fair Value Per Share	Weighted Average Remaining Contractual term (years)	Aggregate Intrinsic Value
Outstanding at September 30, 2015	1,370,000	$6.34	$1.14		$—
Forfeited	(45,500)	$6.32	$1.44		$—
Expired	(100,000)	$4.30	$8.90		$—
Outstanding at June 30, 2016	1,224,500	$6.51	$1.23	3.57	$—
Vested and exercisable at June 30, 2016	1,162,500	$6.56	$1.18	3.40	$—

	Options	Weighted Average Exercise Price Per Share	Weighted Average Grant-Date Fair Value Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2013	1,030,000	$6.60	0.80	6.50	$—
Granted	194,000	5.30	$2.20	8.44
Outstanding at September 30, 2014	1,224,000	6.40	1.00	4.69	$104,000
Granted	180,000	5.50	2.14	7.73
Forfeited or expired	(34,000)	5.00	2.30	8.04
Outstanding at September 30, 2015	1,370,000	6.34	1.14	4.12
Vested and exercisable at September 30, 2015	1,238,000	$6.42	$1.02	3.76	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2015	2014
Dividend yield	0.00%	0.00%
Expected volatility	87.16%	75.00%
Risk-free interest rate	1.29%	1.16%
Expected life (in years)	4.50	5.26

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term
Outstanding at September 30, 2013 and 2014	89,676	$5.00	0.73
Forfeited or expired	(89,676)	$5.00
Outstanding at September 30, 2015	—	$—	—